Significant Accounting Policies - Summary of Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Preferential tax Rate	15.00%
Preferential Tax Rate, Usage Term	3 years
Leasehold Improvements
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	Over the lease terms
Music Education Equipment
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	5 years
Enterprise [Member] | High and New Technology Enterprises [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Applicable tax rate	15.00%
Bottom of Range | Furniture and Fixtures
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	3 years
Bottom of Range | Office Equipment
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	3 years
Top of Range | Furniture and Fixtures
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	4 years
Top of Range | Office Equipment
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	5 years